Segment Reporting (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting
Net revenue from sales and services	R$ 1,264,280	R$ 947,419	R$ 997,628
Cost of goods sold and services	(473,135)	(396,829)	(378,003)
Operating income (expenses)
General and administrative expenses	(471,626)	(430,279)	(406,352)
Commercial expenses	(194,043)	(164,439)	(165,169)
Other operating income, net	1,020	5,554	4,283
Impairment losses on trade receivables	(45,904)	(32,726)	(25,015)
Share of loss equity-accounted investees	(4,512)
Profit (loss) before finance result and taxes	76,080	(71,300)	27,372
Assets	7,520,591	7,333,407	6,978,270
Current and non-current liabilities	2,890,911	2,668,198	2,192,953
Content & EdTech Platform
Segment Reporting
Net revenue from sales and services	1,155,345	850,713	908,406
Cost of goods sold and services	(375,167)	(327,651)	(301,882)
Operating income (expenses)
General and administrative expenses	(445,330)	(413,746)	(387,023)
Commercial expenses	(183,118)	(147,664)	(152,659)
Other operating income, net	2,260	5,469	4,283
Impairment losses on trade receivables	(45,769)	(32,344)	(25,015)
Share of loss equity-accounted investees	(4,512)
Profit (loss) before finance result and taxes	103,709	(65,223)	46,110
Assets	7,438,094	7,207,084	6,848,198
Current and non-current liabilities	2,852,390	2,605,351	2,141,107
Digital Services Platform
Segment Reporting
Net revenue from sales and services	108,935	96,706	89,222
Cost of goods sold and services	(97,968)	(69,178)	(76,121)
Operating income (expenses)
General and administrative expenses	(26,295)	(16,533)	(19,329)
Commercial expenses	(10,926)	(16,775)	(12,510)
Other operating income, net	(1,240)	85	0
Impairment losses on trade receivables	(135)	(382)	0
Share of loss equity-accounted investees	0
Profit (loss) before finance result and taxes	(27,629)	(6,077)	(18,738)
Assets	82,497	126,323	130,072
Current and non-current liabilities	R$ 38,521	R$ 62,847	R$ 51,847